Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements

NOTE 2 – RECENT ACCOUNTING PRONOUNCEMENTS

ASU No. 2011-04

In 2012, the Company adopted the provisions of ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs, which changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments clarify that the Company should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. Requiring quantitative information does not change the objective of the requirement but increases the comparability of disclosures between disclosures under U.S. GAAP and IFRSs.

The disclosures required by this ASU are incorporated in Notes 22 and 23 in these consolidated financial statements.

ASU No. 2011-05

In 2012, the Company adopted the provisions of Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which increases the prominence of items reported in other comprehensive income and eliminates the option to report other comprehensive income as part of the statement of shareholders’ equity. The ASU requires that all nonowner changes in shareholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of this ASU did not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption also did not change the option to present components of other comprehensive income either net of related tax effects or before related tax effects. The tax effect for each component must be disclosed in the notes to the consolidated financial statements or presented in the statement in which other comprehensive income is presented. The amendments also do not affect how earnings per share is calculated or presented.

The Company has chosen to present the nonowner changes in shareholders’ equity in a single continuous statement of comprehensive income in its consolidated financial statements. The adoption of the ASU in the current year affects the format and presentation of its consolidated financial statements but does not represent a departure from currently adopted accounting principles and thus the adoption did not have an effect on the Company’s operating results, financial position, or liquidity. The financial statements for the comparative prior period have been revised to conform to current period presentation.

ASU No. 2012-02

In 2012, the Company adopted the provisions of ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which provides the Company with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The ASU also enhances the consistency of impairment testing guidance among long-lived asset categories by permitting the Company to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. In accordance with the amendments in this Update, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting the Company to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU No. 2011-08. The adoption of the ASU in the current year does not represent a departure from currently adopted accounting principles and thus the adoption did not have an effect on the Company’s operating results, financial position, or liquidity.

ASU No. 2012-06

In 2012, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution, which clarifies the applicable guidance for subsequently measuring an indemnification asset recognized in a government-assisted acquisition of a financial institution that includes a loss-sharing agreement. The ASU addresses the diversity in practice in the interpretation of the terms “on the same basis” and “contractual limitations” used in accounting guidance. Accounting principles require that an indemnification asset recognized at the acquisition date as a result of a government-assisted acquisition of a financial institution involving an indemnification agreement shall be subsequently measured on the same basis as the indemnified item. The provisions of ASU No. 2012-06 clarify that, upon subsequent remeasurement of an indemnification asset, the effect of the change in expected cash flows of the indemnification agreement shall be amortized. Any amortization of changes in value is limited to the lesser of the contractual term of the indemnification agreement and the remaining life of the indemnified assets. The ASU does not affect the guidance relating to the recognition or initial measurement of an indemnification asset.

The provisions in this ASU are effective beginning with the Company’s first quarter of 2013, with early adoption permitted. Because the estimated lives of indemnification assets are an accounting estimate, the impact of the adoption of ASU No. 2012-06 will be prospective, meaning that changes in the estimated life will impact the future earnings of the Company. The rate of amortization of the indemnification assets by the Company has been estimated over the life of the underlying covered loans using a static spread to the rate earned on the covered loans. The adoption of ASU No. 2012-06 will change how the Company amortizes its indemnification assets. The Company currently expects to have higher future amortization in the near term and does not expect a material impact on its financial position and liquidity resulting from the adoption of this ASU.

ASU No. 2013-02

In February 2013, the FASB issued ASU No. 2013-06, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires the Company to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income on the Company’s consolidated statement of comprehensive income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. The ASU does not change the current requirements for reporting net income or other comprehensive income in the consolidated financial statements of the Company, but does require the Company to provide information about the amounts reclassified out of accumulated other comprehensive income by component.

The provisions in the ASU are effective prospectively beginning with the Company’s first quarter of 2013, with early adoption permitted. The adoption of the ASU affects the format and presentation of its consolidated financial statements and the footnotes to the consolidated financial statements, but does not represent a departure from currently adopted accounting principles and thus the adoption will not have an effect on the Company’s operating results, financial position, or liquidity.